T. ROWE PRICE Equity Index 500 Fund
March 31, 2025 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  99.8%
COMMUNICATION SERVICES  9.2%
Diversified Telecommunication Services  0.8%
AT&T  4,873,771 137,830
Verizon Communications  2,859,230 129,695
267,525
Entertainment  1.5%
Electronic Arts  162,115 23,429
Live Nation Entertainment (1) 107,003 13,973
Netflix (1) 290,406 270,812
Take-Two Interactive Software (1) 111,365 23,080
TKO Group Holdings  45,233 6,912
Walt Disney  1,230,395 121,440
Warner Bros Discovery (1) 1,516,635 16,274
475,920
Interactive Media & Services  6.1%
Alphabet, Class A  3,961,073 612,540
Alphabet, Class C  3,210,291 501,544
Match Group  173,244 5,405
Meta Platforms, Class A  1,487,119 857,116
1,976,605
Media  0.5%
Charter Communications, Class A (1) 65,218 24,035
Comcast, Class A  2,561,194 94,508
Fox, Class A  150,248 8,504
Fox, Class B  90,902 4,792
Interpublic Group  256,223 6,959
News, Class A  257,727 7,015
News, Class B (2) 74,879 2,274
Omnicom Group  133,919 11,103
Paramount Global, Class B  409,117 4,893
164,083
Wireless Telecommunication Services  0.3%
T-Mobile U.S.  325,639 86,851
86,851
Total Communication Services 2,970,984

T. ROWE PRICE Equity Index 500 Fund

Shares $ Value
(Cost and value in $000s)
‡
CONSUMER DISCRETIONARY  10.2%
Automobile Components  0.0%
Aptiv (1) 157,586 9,376
9,376
Automobiles  1.7%
Ford Motor  2,634,170 26,421
General Motors  675,660 31,776
Tesla (1) 1,896,467 491,488
549,685
Broadline Retail  3.8%
Amazon.com (1) 6,405,090 1,218,632
eBay  324,316 21,966
1,240,598
Distributors  0.1%
Genuine Parts  95,339 11,359
LKQ  179,398 7,632
Pool  26,136 8,320
27,311
Hotels, Restaurants & Leisure  2.1%
Airbnb, Class A (1) 294,092 35,132
Booking Holdings  22,477 103,550
Caesars Entertainment (1) 147,312 3,683
Carnival (1) 708,628 13,840
Chipotle Mexican Grill (1) 927,010 46,545
Darden Restaurants  78,934 16,399
Domino's Pizza  23,062 10,596
DoorDash, Class A (1) 230,465 42,122
Expedia Group  82,387 13,849
Hilton Worldwide Holdings  163,386 37,179
Las Vegas Sands  236,432 9,133
Marriott International, Class A  155,395 37,015
McDonald's  486,900 152,093
MGM Resorts International (1) 154,752 4,587
Norwegian Cruise Line Holdings (1) 298,903 5,667
Royal Caribbean Cruises  167,162 34,342
Starbucks  770,302 75,559
Wynn Resorts  63,703 5,319
Yum! Brands  190,426 29,965
676,575
Household Durables  0.3%
DR Horton  192,591 24,484

T. ROWE PRICE Equity Index 500 Fund

Shares $ Value
(Cost and value in $000s)
‡
Garmin  103,543 22,482
Lennar, Class A  158,581 18,202
Mohawk Industries (1) 35,618 4,067
NVR (1) 2,031 14,713
PulteGroup  137,877 14,174
98,122
Leisure Products  0.0%
Hasbro  89,242 5,488
5,488
Specialty Retail  1.9%
AutoZone (1) 11,483 43,782
Best Buy  133,485 9,826
CarMax (1) 106,456 8,295
Home Depot  674,823 247,316
Lowe's  383,446 89,431
O'Reilly Automotive (1) 39,255 56,236
Ross Stores  225,265 28,787
TJX  765,824 93,277
Tractor Supply  359,838 19,827
Ulta Beauty (1) 32,009 11,733
Williams-Sonoma  83,624 13,221
621,731
Textiles, Apparel & Luxury Goods  0.3%
Deckers Outdoor (1) 102,159 11,422
Lululemon Athletica (1) 76,639 21,693
NIKE, Class B  802,153 50,921
Ralph Lauren  27,318 6,030
Tapestry  140,573 9,898
99,964
Total Consumer Discretionary 3,328,850
CONSUMER STAPLES  6.0%
Beverages  1.3%
Brown-Forman, Class B  124,721 4,233
Coca-Cola  2,633,968 188,645
Constellation Brands, Class A  106,045 19,461
Keurig Dr Pepper  810,983 27,752
Molson Coors Beverage, Class B  118,085 7,188
Monster Beverage (1) 477,795 27,961
PepsiCo  932,180 139,771
415,011

T. ROWE PRICE Equity Index 500 Fund

Shares $ Value
(Cost and value in $000s)
‡
Consumer Staples Distribution & Retail  2.0%
Costco Wholesale  301,015 284,694
Dollar General  150,461 13,230
Dollar Tree (1) 136,914 10,278
Kroger  452,200 30,610
Sysco  333,664 25,038
Target  311,215 32,478
Walgreens Boots Alliance  494,264 5,521
Walmart  2,948,955 258,889
660,738
Food Products  0.7%
Archer-Daniels-Midland  326,467 15,674
Bunge Global  94,859 7,249
Conagra Brands  324,250 8,648
General Mills  374,118 22,369
Hershey  100,372 17,167
Hormel Foods  197,815 6,120
J M Smucker  73,138 8,660
Kellanova  183,931 15,172
Kraft Heinz  602,875 18,345
Lamb Weston Holdings  97,885 5,217
McCormick  169,624 13,962
Mondelez International, Class A  878,397 59,599
The Campbell's Company  134,160 5,356
Tyson Foods, Class A  194,949 12,440
215,978
Household Products  1.2%
Church & Dwight  167,220 18,409
Clorox  84,785 12,485
Colgate-Palmolive  553,613 51,874
Kimberly-Clark  226,308 32,185
Procter & Gamble  1,592,340 271,367
386,320
Personal Care Products  0.1%
Estee Lauder, Class A  159,588 10,533
Kenvue  1,302,296 31,229
41,762
Tobacco  0.7%
Altria Group  1,153,228 69,217

T. ROWE PRICE Equity Index 500 Fund

Shares $ Value
(Cost and value in $000s)
‡
Philip Morris International  1,056,377 167,678
236,895
Total Consumer Staples 1,956,704
ENERGY  3.7%
Energy Equipment & Services  0.3%
Baker Hughes  668,849 29,396
Halliburton  590,071 14,970
Schlumberger  955,916 39,957
84,323
Oil, Gas & Consumable Fuels  3.4%
APA  251,700 5,291
Chevron  1,135,820 190,011
ConocoPhillips  866,412 90,991
Coterra Energy  502,050 14,509
Devon Energy  448,132 16,760
Diamondback Energy  126,957 20,298
EOG Resources  380,676 48,818
EQT  406,797 21,735
Expand Energy  142,860 15,903
Exxon Mobil  2,956,026 351,560
Hess  187,675 29,977
Kinder Morgan  1,306,504 37,275
Marathon Petroleum  214,587 31,263
Occidental Petroleum  461,004 22,755
ONEOK  420,166 41,689
Phillips 66  280,317 34,613
Targa Resources  147,383 29,546
Texas Pacific Land (2) 12,766 16,915
Valero Energy  216,021 28,530
Williams  825,868 49,354
1,097,793
Total Energy 1,182,116
FINANCIALS  14.7%
Banks  3.5%
Bank of America  4,496,484 187,638
Citigroup  1,274,698 90,491
Citizens Financial Group  300,726 12,321
Fifth Third Bancorp  453,725 17,786
Huntington Bancshares  981,880 14,738
JPMorgan Chase  1,898,776 465,770
KeyCorp  676,224 10,813

T. ROWE PRICE Equity Index 500 Fund

Shares $ Value
(Cost and value in $000s)
‡
M&T Bank  113,216 20,237
PNC Financial Services Group  268,636 47,218
Regions Financial  610,155 13,258
Truist Financial  893,655 36,774
U.S. Bancorp  1,055,962 44,583
Wells Fargo  2,233,417 160,337
1,121,964
Capital Markets  3.2%
Ameriprise Financial  65,884 31,895
Bank of New York Mellon  487,360 40,875
Blackrock  98,871 93,579
Blackstone  490,148 68,513
Cboe Global Markets  71,648 16,213
Charles Schwab  1,156,950 90,566
CME Group  244,773 64,936
FactSet Research Systems  25,580 11,630
Franklin Resources  208,959 4,022
Goldman Sachs Group  211,899 115,758
Intercontinental Exchange  390,008 67,276
Invesco  305,862 4,640
KKR  457,358 52,875
MarketAxess Holdings  25,729 5,567
Moody's  105,124 48,955
Morgan Stanley  842,601 98,306
MSCI  52,734 29,821
Nasdaq  278,948 21,161
Northern Trust  133,121 13,132
Raymond James Financial  123,782 17,195
S&P Global  213,910 108,688
State Street  198,342 17,758
T. Rowe Price Group (3) 151,744 13,941
1,037,302
Consumer Finance  0.6%
American Express  378,020 101,706
Capital One Financial  258,612 46,369
Discover Financial Services  169,658 28,961
Synchrony Financial  262,098 13,876
190,912
Financial Services  5.0%
Apollo Global Management  302,543 41,430
Berkshire Hathaway, Class B (1) 1,244,742 662,925
Corpay (1) 47,273 16,485

T. ROWE PRICE Equity Index 500 Fund

Shares $ Value
(Cost and value in $000s)
‡
Fidelity National Information Services  359,717 26,864
Fiserv (1) 386,174 85,279
Global Payments  168,149 16,465
Jack Henry & Associates  49,779 9,090
Mastercard, Class A  553,042 303,133
PayPal Holdings (1) 671,770 43,833
Visa, Class A  1,170,300 410,143
1,615,647
Insurance  2.4%
Aflac  336,130 37,374
Allstate  179,866 37,245
American International Group  402,913 35,029
Aon, Class A  147,091 58,702
Arch Capital Group  254,115 24,441
Arthur J Gallagher  172,729 59,633
Assurant  35,278 7,399
Brown & Brown  162,202 20,178
Chubb  253,062 76,422
Cincinnati Financial  106,968 15,801
Erie Indemnity, Class A  17,158 7,190
Everest Group  29,199 10,609
Globe Life  55,784 7,348
Hartford Insurance Group  196,296 24,288
Loews  122,801 11,287
Marsh & McLennan  333,244 81,321
MetLife  394,827 31,701
Principal Financial Group  143,233 12,085
Progressive  397,788 112,578
Prudential Financial  240,605 26,871
Travelers  154,212 40,783
W R Berkley  205,623 14,632
Willis Towers Watson  68,210 23,052
775,969
Total Financials 4,741,794
HEALTH CARE  11.2%
Biotechnology  1.9%
AbbVie  1,198,821 251,177
Amgen  365,040 113,728
Biogen (1) 99,823 13,660
Gilead Sciences  846,935 94,899
Incyte (1) 108,968 6,598
Moderna (1) 231,375 6,560

T. ROWE PRICE Equity Index 500 Fund

Shares $ Value
(Cost and value in $000s)
‡
Regeneron Pharmaceuticals  71,594 45,407
Vertex Pharmaceuticals (1) 174,564 84,632
616,661
Health Care Equipment & Supplies  2.5%
Abbott Laboratories  1,178,562 156,336
Align Technology (1) 48,016 7,628
Baxter International  349,789 11,973
Becton Dickinson & Company  195,865 44,865
Boston Scientific (1) 1,000,861 100,967
Cooper (1) 135,596 11,437
Dexcom (1) 264,391 18,055
Edwards Lifesciences (1) 400,234 29,009
GE HealthCare Technologies  308,315 24,884
Hologic (1) 152,395 9,413
IDEXX Laboratories (1) 55,246 23,201
Insulet (1) 47,940 12,590
Intuitive Surgical (1) 241,997 119,854
Medtronic  870,435 78,217
ResMed  98,984 22,158
Solventum (1) 94,062 7,152
STERIS  67,202 15,231
Stryker  232,934 86,710
Zimmer Biomet Holdings  134,324 15,203
794,883
Health Care Providers & Services  2.4%
Cardinal Health  163,127 22,474
Cencora  117,198 32,591
Centene (1) 341,786 20,750
Cigna Group  185,923 61,169
CVS Health  852,755 57,774
DaVita (1) 30,801 4,712
Elevance Health  157,534 68,521
HCA Healthcare  121,423 41,958
Henry Schein (1) 86,221 5,905
Humana  81,805 21,646
Labcorp Holdings  56,823 13,225
McKesson  85,105 57,275
Molina Healthcare (1) 38,487 12,677
Quest Diagnostics  76,122 12,880
UnitedHealth Group  625,223 327,460
Universal Health Services, Class B  40,594 7,628
768,645

T. ROWE PRICE Equity Index 500 Fund

Shares $ Value
(Cost and value in $000s)
‡
Life Sciences Tools & Services  1.0%
Agilent Technologies  194,835 22,792
Bio-Techne  107,508 6,303
Charles River Laboratories International (1) 35,234 5,303
Danaher  434,614 89,096
IQVIA Holdings (1) 113,605 20,028
Mettler-Toledo International (1) 14,216 16,788
Revvity  82,482 8,727
Thermo Fisher Scientific  259,922 129,337
Waters (1) 40,339 14,868
West Pharmaceutical Services  49,666 11,119
324,361
Pharmaceuticals  3.4%
Bristol-Myers Squibb  1,374,678 83,842
Eli Lilly  535,027 441,884
Johnson & Johnson  1,635,691 271,263
Merck  1,719,139 154,310
Pfizer  3,848,373 97,518
Viatris  815,181 7,100
Zoetis  304,094 50,069
1,105,986
Total Health Care 3,610,536
INDUSTRIALS & BUSINESS SERVICES  8.5%
Aerospace & Defense  2.1%
Axon Enterprise (1) 49,431 25,998
Boeing (1) 508,036 86,646
General Dynamics  172,314 46,969
General Electric  728,848 145,879
Howmet Aerospace  275,952 35,799
Huntington Ingalls Industries  26,720 5,452
L3Harris Technologies  128,832 26,966
Lockheed Martin  142,263 63,550
Northrop Grumman  92,405 47,312
RTX  904,088 119,756
Textron  127,164 9,188
TransDigm Group  38,060 52,648
666,163
Air Freight & Logistics  0.3%
CH Robinson Worldwide  80,059 8,198
Expeditors International of Washington  95,097 11,435
FedEx  150,471 36,682

T. ROWE PRICE Equity Index 500 Fund

Shares $ Value
(Cost and value in $000s)
‡
United Parcel Service, Class B  495,217 54,469
110,784
Building Products  0.5%
A.O. Smith  81,774 5,345
Allegion  59,483 7,760
Builders FirstSource (1) 78,186 9,769
Carrier Global  548,389 34,768
Johnson Controls International  451,483 36,168
Lennox International  21,871 12,266
Masco  148,295 10,312
Trane Technologies  153,094 51,580
167,968
Commercial Services & Supplies  0.6%
Cintas  231,977 47,678
Copart (1) 595,478 33,698
Republic Services  138,703 33,588
Rollins  187,871 10,151
Veralto  168,769 16,447
Waste Management  247,303 57,253
198,815
Construction & Engineering  0.1%
Quanta Services  100,284 25,490
25,490
Electrical Equipment  0.7%
AMETEK  157,347 27,086
Eaton  268,288 72,929
Emerson Electric  382,941 41,985
GE Vernova  186,746 57,010
Generac Holdings (1) 41,001 5,193
Hubbell  36,659 12,131
Rockwell Automation  76,107 19,664
235,998
Ground Transportation  0.9%
CSX  1,310,585 38,570
JB Hunt Transport Services  54,116 8,006
Norfolk Southern  152,981 36,234
Old Dominion Freight Line  126,664 20,957
Uber Technologies (1) 1,418,602 103,359
Union Pacific  411,704 97,261
304,387

T. ROWE PRICE Equity Index 500 Fund

Shares $ Value
(Cost and value in $000s)
‡
Industrial Conglomerates  0.6%
3M  369,236 54,226
Honeywell International  441,547 93,498
Roper Technologies  72,615 42,812
190,536
Machinery  1.6%
Caterpillar  324,552 107,037
Cummins  92,616 29,030
Deere  172,003 80,730
Dover  92,324 16,220
Fortive  231,716 16,957
IDEX  51,755 9,366
Illinois Tool Works  181,375 44,983
Ingersoll Rand  274,062 21,933
Nordson  37,164 7,497
Otis Worldwide  269,479 27,810
PACCAR  354,980 34,564
Parker-Hannifin  87,304 53,068
Pentair  113,150 9,898
Snap-on  36,009 12,135
Stanley Black & Decker  105,286 8,094
Westinghouse Air Brake Technologies  116,435 21,116
Xylem  163,665 19,551
519,989
Passenger Airlines  0.1%
Delta Air Lines  435,390 18,983
Southwest Airlines  409,995 13,767
United Airlines Holdings (1) 225,094 15,543
48,293
Professional Services  0.7%
Automatic Data Processing  276,580 84,504
Broadridge Financial Solutions  79,552 19,288
Dayforce (1) 107,431 6,267
Equifax  84,210 20,510
Jacobs Solutions  84,411 10,204
Leidos Holdings  90,651 12,232
Paychex  216,399 33,386
Paycom Software  33,077 7,227
Verisk Analytics  95,764 28,501
222,119

T. ROWE PRICE Equity Index 500 Fund

Shares $ Value
(Cost and value in $000s)
‡
Trading Companies & Distributors  0.3%
Fastenal  389,132 30,177
United Rentals  44,547 27,918
WW Grainger  30,238 29,870
87,965
Total Industrials & Business Services 2,778,507
INFORMATION TECHNOLOGY  29.5%
Communications Equipment  0.9%
Arista Networks (1) 701,113 54,322
Cisco Systems  2,708,782 167,159
F5 (1) 39,388 10,488
Juniper Networks  224,727 8,133
Motorola Solutions  113,291 49,600
289,702
Electronic Equipment, Instruments & Components  0.6%
Amphenol, Class A  816,404 53,548
CDW  91,217 14,618
Corning  522,586 23,924
Jabil  76,658 10,431
Keysight Technologies (1) 116,884 17,506
TE Connectivity  202,996 28,687
Teledyne Technologies (1) 31,654 15,754
Trimble (1) 166,911 10,958
Zebra Technologies, Class A (1) 35,389 10,000
185,426
IT Services  1.2%
Accenture, Class A  424,631 132,502
Akamai Technologies (1) 103,576 8,338
Cognizant Technology Solutions, Class A  334,691 25,604
EPAM Systems (1) 38,825 6,555
Gartner (1) 52,403 21,995
GoDaddy, Class A (1) 94,533 17,029
International Business Machines  628,343 156,244
VeriSign (1) 55,363 14,055
382,322
Semiconductors & Semiconductor Equipment  9.9%
Advanced Micro Devices (1) 1,102,437 113,264
Analog Devices  336,392 67,840
Applied Materials  551,886 80,090
Broadcom  3,183,096 532,946
Enphase Energy (1) 92,532 5,742

T. ROWE PRICE Equity Index 500 Fund

Shares $ Value
(Cost and value in $000s)
‡
First Solar (1) 73,001 9,230
Intel  2,929,603 66,531
KLA  90,623 61,606
Lam Research  871,790 63,379
Microchip Technology  367,129 17,773
Micron Technology  753,478 65,470
Monolithic Power Systems  32,476 18,835
NVIDIA  16,630,671 1,802,432
NXP Semiconductors  171,989 32,688
ON Semiconductor (1) 289,277 11,771
QUALCOMM  751,061 115,370
Skyworks Solutions  109,172 7,056
Teradyne  111,132 9,179
Texas Instruments  619,615 111,345
3,192,547
Software  9.6%
Adobe (1) 295,608 113,375
ANSYS (1) 59,412 18,807
Autodesk (1) 145,468 38,083
Cadence Design Systems (1) 185,950 47,293
Crowdstrike Holdings, Class A (1) 167,268 58,975
Fair Isaac (1) 16,533 30,489
Fortinet (1) 430,405 41,431
Gen Digital  370,185 9,825
Intuit  190,382 116,893
Microsoft  5,048,272 1,895,071
Oracle  1,101,631 154,019
Palantir Technologies, Class A (1) 1,392,278 117,508
Palo Alto Networks (1) 443,617 75,699
PTC (1) 82,259 12,746
Salesforce  649,362 174,263
ServiceNow (1) 139,967 111,433
Synopsys (1) 104,009 44,604
Tyler Technologies (1) 29,240 17,000
Workday, Class A (1) 144,680 33,787
3,111,301
Technology Hardware, Storage & Peripherals  7.3%
Apple  10,201,174 2,265,987
Dell Technologies, Class C  209,545 19,100
Hewlett Packard Enterprise  885,932 13,670
HP  636,876 17,635
NetApp  137,657 12,092
Seagate Technology Holdings  144,343 12,262

T. ROWE PRICE Equity Index 500 Fund

Shares $ Value
(Cost and value in $000s)
‡
Super Micro Computer (1)(2) 344,988 11,812
Western Digital (1) 235,839 9,535
2,362,093
Total Information Technology 9,523,391
MATERIALS  1.9%
Chemicals  1.3%
Air Products & Chemicals  150,673 44,436
Albemarle  80,875 5,825
CF Industries Holdings  116,843 9,131
Corteva  464,178 29,211
Dow  475,628 16,609
DuPont de Nemours  283,895 21,201
Eastman Chemical  79,811 7,032
Ecolab  171,256 43,417
International Flavors & Fragrances  174,726 13,560
Linde  323,530 150,649
LyondellBasell Industries, Class A  176,760 12,444
Mosaic  216,646 5,852
PPG Industries  156,143 17,074
Sherwin-Williams  156,897 54,787
431,228
Construction Materials  0.1%
Martin Marietta Materials  41,766 19,970
Vulcan Materials  90,244 21,054
41,024
Containers & Packaging  0.2%
Amcor  988,248 9,586
Avery Dennison  54,033 9,616
Ball  202,705 10,555
International Paper  356,507 19,020
Packaging Corp. of America  61,023 12,084
Smurfit WestRock  336,284 15,153
76,014
Metals & Mining  0.3%
Freeport-McMoRan  976,033 36,952
Newmont  772,405 37,292
Nucor  160,228 19,282
Steel Dynamics  96,192 12,032
105,558
Total Materials 653,824

T. ROWE PRICE Equity Index 500 Fund

Shares $ Value
(Cost and value in $000s)
‡
REAL ESTATE  2.3%
Health Care Real Estate Investment Trusts  0.3%
Alexandria Real Estate Equities, REIT  105,842 9,792
Healthpeak Properties, REIT  481,105 9,728
Ventas, REIT  286,261 19,683
Welltower, REIT  413,729 63,387
102,590
Hotel & Resort Real Estate Investment Trusts  0.0%
Host Hotels & Resorts, REIT  479,437 6,813
6,813
Industrial Real Estate Investment Trusts  0.2%
Prologis, REIT  627,625 70,162
70,162
Office Real Estate Investment Trusts  0.0%
BXP, REIT  99,128 6,660
6,660
Real Estate Management & Development  0.2%
CBRE Group, Class A (1) 203,111 26,563
CoStar Group (1) 286,255 22,680
49,243
Residential Real Estate Investment Trusts  0.3%
AvalonBay Communities, REIT  95,638 20,526
Camden Property Trust, REIT  72,802 8,904
Equity Residential, REIT  232,713 16,658
Essex Property Trust, REIT  43,935 13,469
Invitation Homes, REIT  389,924 13,589
Mid-America Apartment Communities, REIT  78,614 13,174
UDR, REIT  204,971 9,258
95,578
Retail Real Estate Investment Trusts  0.3%
Federal Realty Investment Trust, REIT  51,003 4,989
Kimco Realty, REIT  458,107 9,730
Realty Income, REIT  596,443 34,600
Regency Centers, REIT  111,430 8,219
Simon Property Group, REIT  207,312 34,430
91,968
Specialized Real Estate Investment Trusts  1.0%
American Tower, REIT  317,405 69,067
Crown Castle, REIT  295,200 30,769
Digital Realty Trust, REIT  212,715 30,480

T. ROWE PRICE Equity Index 500 Fund

Shares $ Value
(Cost and value in $000s)
‡
Equinix, REIT  65,350 53,283
Extra Space Storage, REIT  143,989 21,381
Iron Mountain, REIT  199,371 17,154
Public Storage, REIT  106,459 31,862
SBA Communications, REIT  73,049 16,072
VICI Properties, REIT  715,574 23,342
Weyerhaeuser, REIT  493,625 14,453
307,863
Total Real Estate 730,877
UTILITIES  2.6%
Electric Utilities  1.6%
Alliant Energy  175,324 11,282
American Electric Power  361,744 39,528
Constellation Energy  212,145 42,775
Duke Energy  523,150 63,808
Edison International  263,845 15,546
Entergy  292,166 24,977
Evergy  157,086 10,831
Eversource Energy  249,956 15,525
Exelon  685,652 31,595
FirstEnergy  351,018 14,188
NextEra Energy  1,396,394 98,990
NRG Energy  138,225 13,195
PG&E  1,485,725 25,525
Pinnacle West Capital  77,366 7,369
PPL  503,848 18,194
Southern  743,136 68,331
Xcel Energy  391,745 27,732
529,391
Gas Utilities  0.1%
Atmos Energy  106,324 16,436
16,436
Independent Power & Renewable Electricity
Producers  0.1%
AES  485,432 6,029
Vistra  232,151 27,264
33,293
Multi-Utilities  0.7%
Ameren  182,160 18,289
CenterPoint Energy  439,179 15,911
CMS Energy  203,924 15,317

T. ROWE PRICE Equity Index 500 Fund

Shares $ Value
(Cost and value in $000s)
‡
Consolidated Edison  234,443 25,927
Dominion Energy  570,685 31,998
DTE Energy  140,700 19,455
NiSource  318,433 12,766
Public Service Enterprise Group  338,419 27,852
Sempra  428,086 30,548
WEC Energy Group  214,883 23,418
221,481
Water Utilities  0.1%
American Water Works  132,407 19,533
19,533
Total Utilities 820,134
Total Common Stocks (Cost $9,415,880) 32,297,717
SHORT-TERM INVESTMENTS  0.2%
Money Market Funds  0.2%
T. Rowe Price Government Reserve Fund, 4.39% (3)(4) 51,770,367 51,770
Total Short-Term Investments (Cost $51,770) 51,770
SECURITIES LENDING COLLATERAL  0.0%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 4.39% (3)(4) 11,676,829 11,677
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank And Trust
Company 11,677
Total Securities Lending Collateral (Cost $11,677) 11,677
Total Investments in Securities  100.0%
(Cost $9,479,327) $ 32,361,164
Other Assets Less Liabilities (0.0)% (123)
Net Assets 100.0% $ 32,361,041
‡ Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at March 31, 2025.
(3) Affiliated Companies

T. ROWE PRICE Equity Index 500 Fund

.
.
.
.
.
.
.
.
.
.
(4) Seven-day yield
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Equity Index 500 Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 230 S&P 500 E-Mini Index contracts 6/25 65,012 $ (898)
Net payments (receipts) of variation margin to date 1,246
Variation margin receivable (payable) on open futures contracts $ 348

T. ROWE PRICE Equity Index 500 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Group  $ 17 $ (3,237) $ 193
T. Rowe Price Government Reserve Fund,
4.39% — — 516++
Totals $ 17# $ (3,237) $ 709+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
3/31/25
T. Rowe Price Group  $ 17,184 $ — $ 6 $ 13,941
T. Rowe Price Government
Reserve Fund, 4.39% 116,950  ¤  ¤ 63,447
Total $ 77,388^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $709 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $70,149.

T. ROWE PRICE Equity Index 500 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Equity Index 500 Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Equity Index 500 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also

T. ROWE PRICE Equity Index 500 Fund

consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   On March 31, 2025, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F50-054Q1 03/25